Current Tax and Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Current Tax and Deferred Taxes [Abstract]
Schedule of Income Tax Provision	The Bank and its subsidiaries at the end of each year, have constituted a First Category Income Tax Provision, which was determined based on current tax regulations, and has been reflected in the Statement of Financial Position net of taxes to be recovered or payable, as applicable, as of December 31, 2023 and 2022, according to the following detail:
	2023	2022
	MCh$	MCh$
Income taxes	298,877	311,532
Less:
Monthly prepaid taxes	(429,554)	(492,990)
Credit for training expenses	(2,300)	(2,216)
Other	(7,409)	(2,795)
Total tax (receivable) payable, net	(140,386)	(186,469)

Tax Rate	27.00%	27.00%
	2023	2022
	MCh$	MCh$
Current tax assets	141,194	187,401
Current tax liabilities	(808)	(932)
Total tax receivable (payable), net	140,386	186,469

Schedule of Tax Expenses	The Bank’s tax expense recorded for the years ended December 31, 2023, 2022 and 2021 is detailed as follows:
	2023	2022	2021
	MCh$	MCh$	MCh$
Income tax expense:
Current year taxes	268,318	369,711	250,155
Tax from previous period	620	2,931	3,014
Subtotal	268,938	372,642	253,169
(Credit) charge for deferred taxes:
Origin and reversal of temporary differences	44,545	(91,001)	20,163
Subtotal	44,545	(91,001)	20,163
Others	8,631	7,568	2,637
Net charge to income for income taxes	322,114	289,209	275,969

Schedule of Reconciliation of Effective Tax Rate	The following table reconciles the income tax rate to the effective rate applied to determine the Bank’s income tax expense as of December 31, 2023, 2022 and 2021:
	2023		2022		2021
	Tax rate %	MCh$	Tax rate %	MCh$	Tax rate %	MCh$
Income tax calculated on net income before tax	27.00	457,958	27.00	468,453	27.00	359,717
Additions or deductions (*)	(8.04)	(136,285)	(10.93)	(189,722)	(6.27)	(83,587)
Other	0.03	441	0.60	10,478	(0.01)	(161)
Effective rate and income tax expense	18.99	322,114	16.67	289,209	20.72	275,969
(*)	The deductions of the tax rate for 2023, 2022 and 2021 mainly relate to permanent differences between tax and financial accounting rules.

Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts	The effects of deferred taxes on assets, liabilities and income accounts are detailed as follows:
	Balance as of December 31,	Effect		Balance as of December 31,	Effect		Balance as of December 31,
	2021	Income	OCI	2022	Income	OCI	2023
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debit differences:
Allowances for loan losses and provision for contingent loans	166,817	46,967	—	213,784	(52,432)	—	161,352
Personnel provision	14,304	5,924	—	20,228	4,176	—	24,404
Staff vacations provisions	9,993	1,146	—	11,139	886	—	12,025
Accrued interest adjustments from impaired loans	5,073	5,232	—	10,305	4,632	—	14,937
Staff severance indemnities provision	345	988	35	1,368	(136)	20	1,252
Provisions of credit card expenses	9,774	(628)	—	9,146	711	—	9,857
Provisions of accrued expenses	12,315	(486)	—	11,829	(1,092)	—	10,737
Adjustment for valuation of investments and equity instruments at fair value through OCI	2,783	—	750	3,533	—	(3,256)	277
Leasing	52,019	37,802	—	89,821	13,531	—	103,352
Incomes received in advance	12,368	(3,356)	—	9,012	(3,863)	—	5,149
Exchange rate difference	4,619	(4,619)	—	—	—	—	—
Property and equipment valuation difference	—	403	—	403	2,473	—	2,876
Other adjustments	33,660	(1,278)	—	32,382	(1,060)	—	31,322
Total Debit Differences	324,070	88,095	785	412,950	(32,174)	(3,236)	377,540

Credit differences:
Intangible	15,897	1,068	—	16,965	7,745	—	24,710
Property and equipment valuation difference	6,174	(6,174)	—	—	—	—	—
Transitory assets	6,958	995	—	7,953	921	—	8,874
Loans accrued to effective rate	2,437	4	—	2,441	43	—	2,484
Prepaid expenses	5,668	(2,980)	—	2,688	8,197	—	10,885
Exchange rate difference	—	3,406	—	3,406	(1,770)	—	1,636
Activated bond placement expense	6,444	(634)	—	5,810	(553)	—	5,257
Other adjustments	4,092	1,409	—	5,501	(2,212)	(1)	3,288
Total Credit Differences	47,670	(2,906)	—	44,764	12,371	(1)	57,134
Total Debit (Credit), net	276,400	91,001	785	368,186	(44,545)	(3,235)	320,406